Accounts Receivable - Summary of Accounts Receivable (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	$ 13,131		$ 11,769
Other	825		768
Allowance for doubtful accounts on trade receivables	(468)		(451)	$ (283)	$ (367)
Accounts receivable, net	17,576	$ 895	15,005
The Coca-Cola Company [member]
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties	2,054		1,857
Loans to Employees [Member]
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties	96		145
FEMSA and subsidiaries [member]
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties	402		549
Other Related Parties [Member]
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties	317		368
Other	27		$ 64
Shareholders Vonpar [member]
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties	$ 1,219